Intangible Assets - Schedule of Goodwill (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure Of Goodwill [Line Items]
Goodwill at beginning of period	£ 1,203
Movement in the period	(4)
Goodwill at end of period	1,199
Cost
Disclosure Of Goodwill [Line Items]
Goodwill at beginning of period	1,285
Movement in the period	0
Goodwill at end of period	1,285
Accumulated impairment
Disclosure Of Goodwill [Line Items]
Goodwill at beginning of period	(82)
Movement in the period	(4)
Goodwill at end of period	£ (86)